Stock Award Plans and Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Award Plans and Share-Based Compensation [Abstract]
Stock Award Plans and Share-Based Compensation

Note 9 — Stock Award Plans and Share-Based Compensation

In 2016, the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”). The 2016 Plan provides for the granting of incentive stock options, NQSOs (as defined in the 2016 Plan), stock grants and other share-based awards to employees, officers, directors and consultants of the Company. Incentive stock options granted under the option plan are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Options granted under the 2016 Plan vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

The aggregate number of shares that may be awarded under the 2016 Plan as of June 30, 2026 is 94,591. As of June 30, 2026, 20,881 stock options were granted to employees and consultants of the Company, and 73,710 options were available for future grant under the 2016 Plan. The 20,881 of stock options were granted in December 2016 with a four-year vesting period and are exercisable for a period of 10 years from the grant date. The Company does not intend to grant any additional securities under the 2016 Plan.

Employee Stock Options

During the six months ended June 30, 2026 and 2025, there were no stock options granted under the 2016 Plan and there was no share-based compensation cost recognized during either period.

As of June 30, 2026, 20,881 of stock options were vested, exercisable and outstanding, and the fair value of non-vested options was $0 as all stock options had vested in prior years.

2026 Equity Incentive Plan

In 2026 the Company adopted the 2026 Equity Incentive Plan (“2026 Plan”). The 2026 Plan permits the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, and performance shares to employees, directors, and consultants of the Company. Incentive stock options granted under the option plan are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more than 10% of the total outstanding common stock of the Company. Stock options are exercisable over periods not exceeding 10 years or not exceeding 5 years for a participant that at the time the option is granted owns stock of the Company representing more than 10% of the total combined voting power of all classes of stock. At the time a stock option is granted, the administrator will fix the period within which the option may be exercised and will determine any conditions that must be satisfied before the option may be exercised.

The aggregate number of awards that can be granted under the plan as of June 30, 2026, is 1,500,000. The number of authorized shares available for issuance under the 2026 Plan will be increased annually on the first day of each fiscal year beginning with the 2027 fiscal year and ending on (and including) the 2036 fiscal year, in an amount equal to the lesser of (i) 10% of the total number of shares common stock issued and outstanding on the last day of the immediately preceding fiscal year, but in no event less than 1,000,000 shares of common stock; or (ii) such number of shares of common stock determined by the administrator of the 2026 Plan no later than the last day of the immediately preceding fiscal year. As of June 30, 2026, the 2026 Plan had no outstanding grants, with 1,500,000 shares still available for future issuance.

Share-Based Compensation to Maxim

On February 21, 2026, the Company entered into the Maxim Letter Agreement with Maxim, pursuant to which the Company agreed to issue 450,000 shares of its common stock to Maxim in exchange for advisory services related to the Company’s strategic planning, capital raising activities and proposed public listing transaction. These shares of common stock were issued on June 30, 2026.

If the direct listing of the Company has not occurred before the termination of the Maxim Letter Agreement, the Company has an option to repurchase 80% of the common stock issued to Maxim for an aggregate price of $1,000 for a period of 6 months from the effective date of termination. Because the Company completed its direct listing on Nasdaq on July 30, 2026, prior to termination of the agreement, this repurchase option did not become exercisable, and the shares issued to Maxim are not subject to repurchase.

The grant date of the share-based payment was determined to be April 1, 2026, which is the date on which the grantee began providing substantive services under the Maxim Letter Agreement.

If the Company terminates the Maxim Letter Agreement for cause, and such termination becomes effective within six months of the execution of such agreement, Maxim is required to return the pro rata number of shares of the common stock issued as described above. This return requirement effectively functions as a forfeiture provision, requiring the grantee to provide services through the end of the six-month period following execution of the Maxim Letter Agreement, with no other conditions required to be satisfied for the shares to vest.

As such, the award was accounted for as an equity-classified non-employee share-based payment award under ASC 718, “Compensation – Stock Compensation.” The award consists of 450,000 shares of common stock that are subject solely to a service condition, as described above.

The Company measures non-employee share-based compensation awards based on the grant-date fair value of the underlying common stock, which was determined to be $8.00 per share based on recent arm’s-length transactions with unrelated parties. Because the award is equity classified, this grant-date fair value is not subsequently remeasured.

Total grant-date fair value of the award was approximately $3,600,000. Compensation expense related to the service-based portion of the award is recognized ratably over the vesting period as services are rendered.

For the three months and six months ended June 30, 2026, the Company recognized $2,444,776 of share-based compensation expense, which represents the grant date fair value of 305,597 shares of common stock, out of the 450,000 issued, that vested as of June 30, 2026. As of June 30, 2026, 144,403 shares of common stock, out of the 450,000 issued, remain unvested with an unrecognized compensation cost of $1,155,224. This amount is expected to be recognized over a weighted-average remaining recognition period of approximately 0.12 years, or 43 days.

Share-based compensation expense was recorded within general and administrative expenses in the unaudited condensed consolidated statements of operations.

Note 10 — Stock Award Plans and Stock-Based Compensation

In 2016, the Company adopted the 2016 Employee Stock Incentive Plan (“2016 Plan”). The 2016 Plan provides for the granting of incentive stock options, NQSOs, stock grants and other stock-based awards (as defined in the 2016 Plan) to employees, officers, directors and consultants of the Company. Incentive stock options granted under the Option Plans are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Options granted under the Option Plans vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

The aggregate number of shares that may be awarded under the 2016 Plan as of December 31, 2025 is 94,591. As of December 31, 2025, 20,881 of options were granted to employees and consultants of the Company, and 73,710 options were available for future grant under the plan. The 20,881 of stock options were granted in December 2016 with a four-year vesting period and are exercisable for a period of 10 years from the grant date.

Employee Stock Options

During the years ended December 31, 2025 and 2024 there were no stock options granted under the plan and there was no share-based compensation cost recognized during either period.

During the year ended December 31, 2024, 3,262 stock options expired.

As of December 31, 2025, the fair value of non-vested options was $0 as all stock options had vested in prior years.

See below for a summary of the stock options granted under the 2016 Plan:

	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	24,143	$0.6132	3	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(3,262)	0.6132	2	—
Forfeitures	—	—	—	—
Outstanding at December 31, 2024	20,881	$0.6132	2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeitures	—	—	—	—
Outstanding at December 31, 2025	20,881	$0.6132	1	$—
Vested and exercisable at December 31, 2025	20,881	$0.6132	1	$—

Intrinsic value is calculated as the amount that the fair value exceeds the exercise price. Due to the performance of the Company and other factors, the Company believes the fair value is less than the exercise price.